Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unconsolidated structured entities
Structured entities
Assets recognised related to structured entities	£ 24,229	£ 18,606
Liabilities recognised related to structured entities	161	230
Liquidity facilities/loan commitments	2,591	2,269
Guarantees	104	127
Total	2,695	2,396
Maximum exposure	26,763	20,772
Unconsolidated structured entities | Trading assets
Structured entities
Assets recognised related to structured entities	468	614
Unconsolidated structured entities | Derivative assets
Structured entities
Assets recognised related to structured entities	94	134
Unconsolidated structured entities | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	161	230
Unconsolidated structured entities | Loans to customers
Structured entities
Assets recognised related to structured entities	7,000	3,700
Unconsolidated structured entities | Other financial assets
Structured entities
Assets recognised related to structured entities	16,667	14,158
Asset backed securitisation vehicles
Structured entities
Assets recognised related to structured entities	21,489	16,234
Liabilities recognised related to structured entities	153	213
Liquidity facilities/loan commitments	2,134	1,873
Total	2,134	1,873
Maximum exposure	23,470	17,894
Asset backed securitisation vehicles | Trading assets
Structured entities
Assets recognised related to structured entities	252	303
Asset backed securitisation vehicles | Derivative assets
Structured entities
Assets recognised related to structured entities	94	134
Asset backed securitisation vehicles | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	153	213
Asset backed securitisation vehicles | Loans to customers
Structured entities
Assets recognised related to structured entities	5,399	2,701
Asset backed securitisation vehicles | Other financial assets
Structured entities
Assets recognised related to structured entities	15,744	13,096
Investment funds and other
Structured entities
Assets recognised related to structured entities	2,740	2,372
Liabilities recognised related to structured entities	8	17
Liquidity facilities/loan commitments	457	396
Guarantees	104	127
Total	561	523
Maximum exposure	3,293	2,878
Investment funds and other | Trading assets
Structured entities
Assets recognised related to structured entities	216	311
Investment funds and other | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	8	17
Investment funds and other | Loans to customers
Structured entities
Assets recognised related to structured entities	1,601	999
Investment funds and other | Other financial assets
Structured entities
Assets recognised related to structured entities	£ 923	£ 1,062